Revenue	6 Months Ended
Jun. 30, 2023
Revenue
Revenue

15. Revenue

Revenue is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Revenue from contracts with customers Streaming and related interests
Silver	$15,696	$12,564	$36,540	$28,554
Gold	20,992	13,679	39,286	24,663
Other[1]	2,191	2,514	4,326	5,091
Royalty Interests	13,712	7,733	22,708	15,937
Total revenues	$52,591	$36,490	$102,860	$74,245

Stream and royalty interest revenues were mainly earned from the following mineral interests:

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Revenue from contracts with customers Streaming and related interests
Cerro Lindo	$8,012	$10,049	$21,987	$22,402
Altan Tsagaan Ovoo	5,617	4,846	11,727	5,616
Northparkes	9,006	6,340	14,195	13,210
Moss	2,952	—	5,946	—
RBPlat	3,163	3,377	6,037	7,609
Buriticá	2,825	1,125	5,617	3,635
Auramet	2,390	—	4,850	—
Renard	1,989	2,287	4,124	4,630
Other[2]	2,925	733	5,669	1,206
	$38,879	$28,757	$80,152	$58,308
Royalty Interests
Fosterville	$3,354	$4,517	$5,036	$8,587
Beta Hunt	2,853	—	4,687	—
Young-Davidson	1,383	1,411	2,569	2,936
Other[3]	6,122	1,805	10,416	4,414
	$13,712	$7,733	$22,708	$15,937
Revenue from contracts with customers	$52,591	$36,490	$102,860	$74,245

[1]Consists of diamonds and copper

[2]Includes revenue from El Mochito, Gunnison, La Colorada and Pumpkin Hollow.

[3]	Includes revenue from Dargues, Eagle River, Hemlo, Henty and Stawell and other royalties, including royalties acquired pursuant to the Maverix acquisition.